UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8974

The Jhaveri Trust

(Exact name of registrant as specified in charter)

27881 Clemens Road, Westlake, Ohio 44145

(Address of principal executive offices)

(Zip code)

Ramesh C. Jhaveri, 27881 Clemens Road, Westlake, Ohio 44145

(Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP.

312 Walnut St., 14th Floor, Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (440) 250-9136

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Jhaveri Value Fund

A No-Load Capital Appreciation Fund

September 30, 2005 (Unaudited)

JHAVERI VALUE FUND

27881 Clemens Road

Westlake, Ohio  44145

(440) 250-9136

www.jhaverivaluefund.com

November 29, 2005

Dear Fellow Shareholders:

The major market indices were stuck in a trading range for the first three quarters of 2005, however recently have rallied almost 8% off their lows.  The Jhaveri Value Fund (JVF) has risen off its lows as well and the NAV as of November 28, 2005 was $9.31.  This places JVF slightly under the market for year to date performance, however, over a three year period JVF is up 14.7% which outperformed the S&P 500 by over 2½% for that period.  With the recent market rise, we feel the market is overbought in the near term and subsequently we have accumulated a 25% cash position.  The long term prospects for the market continue to be positive and we believe this cash position will allow us to take advantage of the strong sectors for the upcoming year.  Our current top ten holdings are:

1.	Pfizer Inc	5.	Johnson & Johnson	9.	Wal-Mart Stores
2.	Intel Corp	6.	Microsoft Corp	10.	General Electric Co
3.	Verizon Comms	7.	Dell Computer Corp
4.	DuPont DeNemours	8.	Cisco Systems Inc

Market Outlook

Over the first three quarters of the year we had positive and negative news that kept the market in a trading range.  Recently the falling oil prices and the Federal Reserve nearing the end of its tightening have propelled the market higher.  The market will resume its trading range with an upward bias due to the conflicting negative and positive factors:

Negative News:

-

Rising trade and budget deficit

-

Rising inflation and interest rate expectation

-

No end is sight for suicide bombings and terrorist threat

-

Rising energy cost with increased worldwide demand for energy

-

Housing bubble and rising housing prices

-

Airline bankruptcy filings

Positive News:

-

Employment at a high level

-

Inflation and interest rates are rising but are still at a historically low level

-

Corporate cash flow and balance sheets are healthy

-

The Dollar is strengthening against all major currencies

-

Net foreign investment in the US is still high

Against the backdrop of positive and negative economic news, the market performed reasonably well.  We expect the GDP growth rate for 2006 will be 3.5%.  Although we feel the market is overbought in the near term, we believe the long term prospects for the market remain positive and we will invest accordingly.

We would like to wish you a safe and Happy Holiday Season and a prosperous New Year.

Sincerely,

Ramesh C. Jhaveri - CEO

Saumil R. Jhaveri – President

*JVF Average Annual Returns – 9/30/2005

1-year  =  5.56%

5-year  =  -2.61%

Since Inception (5/3/95) =  2.63%

Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Jhaveri Value Fund

Graphical Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
5.81%
Conglomerates
5.32%
Consumer Goods
10.41%
Financial
14.23%
Healthcare
21.96%
Industrial Goods
1.05%
Services
13.82%
Technology
27.40%

Jhaveri Value Fund

				Schedule of Investments
				September 30, 2005 (Unaudited)
Shares/Principal Amt- % of Net Assets		Market Value	Shares/Principal Amt- % of Net Assets		Market Value
.

COMMON STOCKS			Millwood, Veneer, Plywood, & Stuctural Wood Members - 0.33%
			1,000	Masco Corp.	30,680
Agricultural Production-Crops - 0.73%
2,500	Fresh Del Monte Produce, Inc.	68,050	Miscellaneous Electrical Machinery Equipment & Supplies - 1.27%
			5,000	Spectrum Brands, Inc.*	117,750
Bottled & Canned Soft Drinks - 0.21%
1,000	Coca Cola Enterprises	19,500	Miscellaneous Manufacturing - 1.40%
			3,000	Interantional Game Technology	81,000
Communications Equipment, NEC - 0.44%			2,000	The Yankee Candle Compnay, Inc.	49,000
5,000	UT Starcom, Inc.*	40,850			130,000

Computer & Office Equipment - 1.75%			Mortgage Bankers & Loan Corres - 0.99%
500	International Business Mahines, Inc.	40,110	7,000	Doral Financial Corp.	91,490
2,000	Lexmark International Group*	122,100
		162,210	Mortgage Bankers & Loan Correspondents - 7.31%
			6,000	Citigroup	273,120
Computer Communications Equipment - 2.61%			3,000	First Horizon National	109,050
13,500	Cisco Systems, Inc.*	241,920	5,000	Bankamerica Corp.	210,500
			3,500	MBNA Corp.	86,240
Computer Peripheral Equipment - 0.37%					678,910
3,500	Symbols Technologies, Inc.	33,880
			Ordnance & Accessories - 0.43%
Computer Storage Devices - 0.51%			6500	Taser International, Inc.*	40,105
3,000	Seagate Technology	47,550
			Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.67%
Computer Terminals - 0.23%			500	Biomet, Inc.	17,355
1,500	ATI Technologies*	20,910	2,000	Zimmer Holdings, Inc.*	137,780
					155,135
Converted Paper & Paperboard Products (No Contaners/Boxes) - 2.30%
2,500	3M Co.	183,400	Paints, Varnishes, Lacquers, Enamels & Allied Prods - 0.32%
500	Kimberly Clark Corp.	29,765	500	PPG Industries, Inc.	29,595
		213,165
			Perfumes, Cosmetics & Other Toilet Preparations - 0.73%
Electronic & Other electrical - 2.54%			2500	Avon Products, Inc.	67,500
7,000	General Electric Co.	235,690
			Periodicals: Publishing or Pub- 0.19%
Electronic Computers - 2.03%			1,000	Marvel Entertainment Group*	17,870
5,500	Dell Computer Corp.*	188,100
			Pharmaceutical Preparations- 15.73%
Electronic Connectors - 0.60%			3,000	Abbott Laboratories	127,200
2,000	Tyco International LTD	55,700	2,500	Bristol Myers Squibb Co.	60,150
			4,500	Johnson & Hohnson	284,760
Federal & Federally-Sponsored Credit Agencies - 2.17%			4,000	Lilly, Eli & Co.	214,080
4,500	Federal National Mortgage Assoc.	201,690	3,500	Merck & Co., Inc.	95,235
			4,000	Mylan Laboratories, Inc.	77,040
Food and Kindred Products - 1.13%			22,500	Pfizer, Inc.	561,825
1,000	Kraft Foods	30,590	1,500	Pharmaceutical Resources, Inc.*	39,930
3,900	Lee, Sara Corp.	73,905			1,460,220
		104,495
			Plastic Material, Synth Resin - 3.59%
Games, Toys & Children's Vehicals - 0.24%			8,500	Dupont E.I. Denemours & Co.	332,945
1,500	Leapfrog Enterprises, Inc.*	22,155
			Plastic Products, NEC - 0.24%
General industrial Machinery & Equipment - 0.84%			1,000	Newell Rubbermaid, Inc.	22,650
2,000	Zebra Technologies Corp. CL A*	78,180
			Public Building & Related Furniture - 0.37%
Grain Mill Products - 1.04%			1,000	Lear Corp.	33,970
2,000	General Mills, Inc.	96,400
			Radio & Tv Broadcasting & Comm.- 0.53%
Household Appliances- 0.30%			2,000	Dolby Laboratories, Inc.*	32,000
1,500	Maytag Corp.	27,390	1,000	Nokia Corp.	16,910
					48,910
Industrial Organic Chemicals - 1.15%
3,000	International Flavors & Fragrances, Inc.	106,920	Refuse Systems - 0.31%
			1,000	Waste Management, Inc.	28,610
Instruments For Meas. & Testing of Electricity & Elec. Signals - 0.54%
2,000	Tektronix	50,460	Retail-Apparel &Accessory Stores - 0.54%
			1,000	Abercrombie & Fitch	49,850
Investment Advice - 0.53%
1,500	Investors Financial Services CP.	49,350	Retail-Eating Places - 0.22%
			1,000	Applebees International, Inc.	20,690
Life Insurance - 0.26%
500	HCA, Inc.	23,960	Retail-Eating & Drinking Places - 0.54%
			1,000	Starbucks Corp.*	50,100
Malt Beverages - 2.78%
6,000	Anheuser Busch Co's., Inc.	258,240	Retail-Family Clothing Stores - 1.00%
			3,000	Gap, Inc.	52,290
Metal Cans - 0.20%			2,000	TJX Companies, Inc.	40,960
500	Ball Corp.	18,370			93,250

Retail-Miscellaneous Shopping- 0.97%			Wholesale-Chemicals & Allied Products - 0.60%
3,000	Dick's Sporting Goods*	90,330	1,000	Ashland, Inc.	55,240

Retail-Radio, Tv & Comsumer Electronics - 0.70%			Wholesale-Groceries & Related Products - 0.68%
1,500	Best Buy Co., Inc.	65,295	2,000	Sysco Corp.	62,740

Retail-Retail Stores - 1.85%			Women's, Misses', and Juniors - 0.38%
4,000	Petco*	84,640	2,000	Bebe Stores, Inc.	35,000
4,000	Petsmart, Inc.	87,120
		171,760
			Total for Common Stock - 102.16%		9,482,457
Retail-Shoe Stores - 0.24%
1,000	Foot Locker, Inc.	21,940
				Total Investments - 102.16%	$9,482,457
Retail-Variety Stores - 4.25%
9,000	Wal-Mart Stores, Inc.	394,380		(Cost $10,568,853)

Retail-Women's Clothing Stores - 0.22%				Liabilities In Excess of Other Assets (2.16%)	(200,625)
1,000	Limited Brands, Inc.	20,430
				Net Assets - 100.00%	$9,281,832
Rolling Drawing & Extruding of Nonferrous Metals - 0.60%
1,500	Alcoa, Inc.	36,630
1,000	Olin Corp.	18,990
		55,620
Semiconductors & Related Devices - 5.76%
6,500	Applied Materials, Inc.	110,240
17,200	Intel Corp.	423,980
		534,220
Services-Computer Integrated Systems Design - 0.36%
1,000	Yahoo, Inc.*	33,840

Services-Computer Processing & Data Preparation - 0.48%
1,000	Infospace, Inc.*	23,870
1,000	Sabre Holdings	20,280
		44,150
Services-General Medical & Surgical Devices - 0.24%
500	Triad Hospitals, Inc.*	22,635

Services-Medical Laboratories - 0.82%
1,500	Quest Diagnostics	75,810

Services-Miscellaneous Amusement - 0.78%
3,000	Disney (Walt) Co.	72,390

Services-Personal Services - 0.52%
2,000	Block (H.R.), Inc.	47,960

Services-Prepachaged Software - 4.51%
1,000	Adobe Systems, Inc.*	29,850
11,900	Microsoft Corp.	306,187
3,000	Oracle Corp.*	37,200
2,000	Symantec Corp.*	45,320
		418,557
ServicesVideo Tape Rental - 0.56%
5,000	Movie Gallery, Inc.	51,950

State Commercial Banks - 3.53%
2,000	Fifth Third Bancorp	73,500
7,500	Morgan (J.P.) & Co.	254,475
		327,975
Surgical & Medical Instruments & Apparatus - 3.71%
3,000	Becton Dickinson & Co.	157,290
8,000	Boston Scientific Corp.*	186,960
		344,250
Telephone Communications (No Radiotelephone) - 6.37%
3,000	Bellsouth Corp.	78,900
5,000	SBC Communications, Inc.	119,850
12,000	Verizon Communications, Inc.	392,280
		591,030

Television Broadcasting Stations - 0.86%
3,000	Univision Communications, Inc.*	79,590

* Non-Income producing securities.

+ ADR – American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$ 9,482,457
( Cost $10,568,853)
Receivables:
Dividends and Interest	7,960
Total Assets	9,490,417
Liabilities:
Accrued Management Fees	19,346
Payable to Custodian Bank	189,239
Total Liabilities	208,585

Net Assets	$ 9,281,832
Net Assets Consist of:
Paid-In Capital	$12,131,454
Accumulated Undistributed Net Investment Loss	(25,203)
Accumulated Realized Gain (Loss) on Investments - Net	(1,738,023)
Unrealized Appreciation (Depreciation) in Value of Investments	(1,086,396)
Net Assets, for 1,018,495 Shares Outstanding	$ 9,281,832
Net Asset Value and Redemption Price
Per Share ($9,281,832/1,018,495 shares)	$9.11

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statement of Operations
For the six months ended September 30, 2005 (Unaudited)
Investment Income:
Dividends	$ 79,532
Interest	14,975
Total Investment Income	94,507
Expenses
Management Fees	119,710
Total Expenses	119,710

Net Investment Income (Loss)	(25,203)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	185,225
Unrealized Appreciation (Depreciation) on Investments	67,860
Net Realized and Unrealized Gain (Loss) on Investments	253,085

Net Increase (Decrease) in Net Assets from Operations	$227,882

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statements of Changes in Net Assets
	(Unaudited)
	4/1/2005	4/1/2004
	to	to
	9/30/2005	3/31/2005
From Operations:
Net Investment Income (Loss)	$ (25,203)	$ (50,913)
Net Realized Gain (Loss) on Investments	183,935	725,820
Net Realized Gain (Loss) on Securities Sold Short	1,290	0
Net Unrealized Appreciation (Depreciation)	67,860	(433,639)
Increase (Decrease) in Net Assets from Operations	227,882	241,268
From Distributions to Shareholders
Net Realized Gain from Security Transactions	0	0
Net Decrease from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	44,603	1,237,646
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(380,333)	(897,729)
Net Increase (Decrease) from Shareholder Activity	(335,730)	339,917

Net Increase (Decrease) in Net Assets	(107,848)	581,185

Net Assets at Beginning of Period	9,389,680	8,808,491

Net Assets at End of Period (Including accumulated undistributed net
investment income of $0 and $0, respectively)	$9,281,832	$9,389,676

Share Transactions:
Issued	5,004	138,557
Reinvested	0	0
Redeemed	(41,162)	(98,696)
Net Increase (Decrease) in Shares	(36,158)	39,861
Shares Outstanding Beginning of Period	1,054,653	1,014,792
Shares Outstanding End of Period	1,018,495	1,054,653

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	4/1/2005		4/1/2004	4/1/2003	4/1/2002	4/1/2001
	to		to	to	to	to
	9/30/2005		3/31/2005	3/31/2004	3/31/2003	3/31/2002
Net Asset Value -
Beginning of Period	$ 8.90		$ 8.68	$ 6.42	$ 8.31	$ 10.02
Net Investment Income (Loss) *	(0.02)		(0.05)	(0.09)	(0.07)	(0.14)
Net Gains or Losses on Securities
(realized and unrealized)	0.07		0.27	2.35	(1.82)	(0.97)
Total from Investment Operations	0.21		0.22	2.26	(1.89)	(1.11)

Dividends (from net investment income)	0.00		0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00		0.00	0.00	0.00	(0.60)
Total Distributions	0.00		0.00	0.00	0.00	(0.60)
Net Asset Value -
End of Period	$ 9.11		$ 8.90	$ 8.68	$ 6.42	$ 8.31
Total Return (a)	2.36%		2.53%	35.20%	(22.74)%	(11.43)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	9,282		9,390	8,808	5,911	8,330

Ratio of Expenses to Average Net Assets Before Reimbursement	2.50%	(b)	2.50%	2.50%	2.55%	2.51%
Ratio of Net Income (Loss) to Average Net Assets Before Reimbursement	(0.53)%	(b)	(0.55)%	(1.10)%	(1.11)%	(1.52)%
Ratio of Expenses to Average Net Assets After Reimbursement	2.50%	(b)	2.50%	2.50%	2.50%	2.50%
Ratio of Net Income (Loss) to Average Net Assets After Reimbursement	(0.53)%	(b)	(0.55)%	(1.10)%	(1.06)%	(1.51)%
Portfolio Turnover Rate	307.15%	(b)	346.02%	367.21%	283.93%	80.17%

(a) Total return in the above represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
(b) Annualized
* Per share amounts were calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

JHAVERI VALUE FUND

 NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

Note 1. Organization

The Jhaveri Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the “Fund”). The Fund commenced operations May 1, 1995.  The Fund’s investment objective is to provide long term capital appreciation.  The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its Adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser. The investment adviser to the Fund is Investments Technology, Inc. (The “Adviser”).

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Federal Income Taxes-The Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Capital loss carryforwards as of September 30, 2005, total $1,844,381 of which $377,227 expire in 2010, and $1,467,154 expire in 2011. Capital loss carryforwards are available to offset future capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The amounts of distributions to shareholders from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, and are recorded on the ex-dividend date. To the extent these book/tax differences are permanent, they are reclassified to paid-in capital or net short-term capital gains in the period that the difference arises.

Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Short Sales-The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Other-The Fund follows industry practice and records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 3. Investment Advisory Agreement

The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Fund due to their ownership of its shares and their positions as officers and directors of both the Fund and the Adviser. Because of such affiliation, they may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses.  As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund.  In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.  For the period from April 1, 2005 to September 30, 2005, the Adviser earned a fee of $119,710 from the Fund.

Note 4. Investments

During the period from March 31, 2005 to September 30, 2005, purchases and sales of investment securities, other than short-term investments, aggregated $13,218,555 and $13,718,850, respectively.  The gross unrealized appreciation for all securities totaled $53,342 and the gross unrealized depreciation for all securities totaled $1,130,960, or a net unrealized depreciation for federal income tax purposes of $1,086,396. The aggregate cost of securities for federal income tax purposes at September 30, 2005 was $10,568,853.

Note 5. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Investment Company Act of 1940.  As of September 30, 2005, Nalini R. Jhaveri, M.D. and Ramesh C. Jhaveri and other family members collectively owned beneficially over 58% of the Fund.

Note 6. Distributions to Shareholders

There were no distributions during the period of March 31, 2005 and September 30, 2005.

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)	$ (25,203)
Undistributed long-term capital gain/ (accumulated losses)	(1,738,023)
Unrealized appreciation/ (depreciation)	(1,086,396)
$ (2,849,622)

The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

JHAVERI VALUE FUND

EXPENSE EXAMPLE

SEPTEMBER 30, 2005 (UNAUDITED)

As a shareholder of the Jhaveri Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare this cost with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2005 through September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2005	September 30, 2005	April 1,2005 to September 30, 2005

Actual	$1,000.00	$1,023.60	$12.68
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.53	$12.61

* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period,
183/365 multiplied by (to reflect the one-half year period).

JHAVERI VALUE FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2005 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Ramesh C. Jhaveri[1] 18820 High Parkway Cleveland, Ohio 44116 1937	Trustee since 1995; Chairman of the Board and Chief Executive Officer since 1996	President of the Adviser since 1983; licensed account executive, options principal and general securities principal, Financial America Securities, Inc., an NASD broker-dealer, since 1970	None
Saumil R. Jhaveri[1] 18820 High Parkway Cleveland, Ohio 44116 1969	Trustee and Secretary since 1995; President and Treasurer since 1996	Vice President of the Adviser, where he has been working full time since 1991	None

1 Ramesh C. Jhaveri is the father of Saumil R. Jhaveri.  They are “interested persons” of the Trust because they are officers of the Trust.  In addition, they may be deemed to be “interested persons” of the Trust because they are officers of the Fund’s adviser.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Mukul M. Mehta 27070 Detroit Road Suite 201 Westlake, Ohio 44145 1945	Trustee since 1995	President of Quality Sciences, Inc., a consulting and software development firm assisting chemical industry clientele including Fortune 500 companies, since 1992	None
James E. Mueller 2246 Johnstone Way Westlake, Ohio 44145 1943	Trustee since 1995	Advertising director for Ed Mullinax Ford, a car dealer, from 1987-2000. Independent Contractor in Broadcasting since 2000.	None
David R. Zavagno 5852 Glasglow Court Solon, Ohio 44139 1954	Trustee since 1995	President of Universal Medical Systems, Inc., a company specializing in diagnostic imaging equipment design, sales and installation, since 1985	None

For the six months ended September 30, 2005, the Adviser paid trustee fees and expenses totaling $1,200.

Board of Trustees

Ramesh C. Jhaveri

Saumil R. Jhaveri

Mukul M. Mehta

James F. Mueller

David R. Zavagno

Investment Adviser

Investments Technology, Inc.

27881 Clemens Road

Westlake, Ohio  44145

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Ste. C

Brecksville, Ohio 44141

Custodian

U.S. Bank

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, Ohio  45202-4089

Independent Auditors

Cohen McCurdy Ltd.

826 West Point Parkway Suite 1250

Westlake, Ohio 44145

This report is provided for the general information of the shareholders of the Jhaveri Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.  The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 25, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Jhaveri Trust

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date December 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date December 7, 2005

By /s/Saumil R. Jhaveri

*Saumil R. Jhaveri

 Chief Financial Officer

Date December 7, 2005

* Print the name and title of each signing officer under his or her signature.